Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for the year ended December 31, 2020 and 2019:

Number of Warrants
Outstanding as of December 31, 2018	1,955,274
Warrants exercise for cash	(725,564)
Expiration of warrant	(291,806)
Outstanding as of December 31, 2019	937,904
Issuance of Series C Warrants	2,000,000
Expiration of warrant	(434,989)
Outstanding as of December 31, 2020	2,502,915